UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 98.4%

	Aerospace & Defense – 4.6%

491,964	Boeing Company	$63,473,195

538,861	Honeywell International Inc.	50,060,187
	Total Aerospace & Defense	113,533,382

	Banks – 8.2%

671,592	Cullen/Frost Bankers, Inc.	51,316,345

1,239,948	JP Morgan Chase & Co.	69,412,289

1,595,030	Wells Fargo & Company	79,177,290
	Total Banks	199,905,924

	Beverages – 2.5%

1,502,006	Coca-Cola Company	61,266,825

	Capital Markets – 4.2%

1,736,836	Bank of New York Company, Inc.	58,826,635

146,343	BlackRock Inc.	44,049,243
	Total Capital Markets	102,875,878

	Communications Equipment – 4.5%

771,423	Motorola Solutions Inc.	49,047,074

781,633	QUALCOMM, Inc.	61,522,333
	Total Communications Equipment	110,569,407

	Computers & Peripherals – 4.8%

116,848	Apple, Inc.	68,950,836

1,911,276	EMC Corporation	49,310,921
	Total Computers & Peripherals	118,261,757

	Consumer Finance – 1.9%

837,051	Discover Financial Services	46,791,151

	Containers & Packaging – 1.5%

592,180	Packaging Corp. of America	39,456,953

	Diversified Telecommunication Services – 2.8%

1,893,390	AT&T Inc.	67,594,023

	Electric Utilities – 4.0%

1,208,185	ITC Holdings Corporation	44,666,599

529,786	NextEra Energy Inc.	52,899,132
	Total Electric Utilities	97,565,731

Nuveen Investments	1

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 2.1%

1,465,703	Seadrill Limited	$51,622,060

	Food & Staples Retailing – 3.0%

1,002,850	CVS Caremark Corporation	72,927,252

	Food Products – 1.8%

609,197	McCormick & Company, Incorporated	43,374,826

	Health Care Equipment & Supplies – 2.0%

685,205	Covidien PLC	48,820,856

	Health Care Providers & Services – 2.4%

779,750	UnitedHealth Group Incorporated	58,512,440

	Household Durables – 3.5%

446,943	Tupperware Corporation	37,949,930

304,031	Whirlpool Corporation	46,632,275
	Total Household Durables	84,582,205

	Insurance – 2.4%

576,298	Ace Limited	58,966,811

	IT Services – 4.0%

603,524	Accenture Limited	48,414,695

943,858	Fidelity National Information Services	50,430,333
	Total IT Services	98,845,028

	Machinery – 1.7%

390,249	Caterpillar Inc.	41,132,245

	Media – 2.7%

468,526	Time Warner Cable, Class A	66,277,688

	Metals & Mining – 1.9%

1,520,157	Southern Copper Corporation	45,817,532

	Multiline Retail – 2.1%

908,691	Macy’s, Inc.	52,186,124

	Oil, Gas & Consumable Fuels – 7.3%

491,215	Chevron Corporation	61,657,307

1,886,528	Kinder Morgan, Inc.	61,614,004

670,457	Phillips 66	55,795,432
	Total Oil, Gas & Consumable Fuels	179,066,743

	Pharmaceuticals – 7.5%

1,221,797	AbbVie Inc.	63,631,188

1,050,974	Novo-Nordisk A/S	47,703,710

2,332,420	Pfizer Inc.	72,958,098
	Total Pharmaceuticals	184,292,996

2	Nuveen Investments

Shares	Description (1)			Value

	Professional Services – 2.1%

1,074,418	Nielsen Holdings BV			$50,443,925

	Road & Rail – 2.5%

326,706	Union Pacific Corporation			62,214,624

	Software – 3.2%

1,916,099	Microsoft Corporation			77,410,400

	Specialty Retail – 1.9%

1,005,118	Lowe’s Companies, Inc.			46,144,967

	Textiles Apparel & Luxury Goods – 2.7%

1,089,068	VF Corporation			66,531,164

	Tobacco – 2.6%

748,734	Philip Morris International			63,964,346
	Total Long-Term Investments (cost $1,906,228,753)			2,410,955,263

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

$34,637	Repurchase Agreement Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $34,637,410, collateralized by $37,045,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $35,331,669	0.000%	5/1/2014	$34,637,410
	Total Short-Term Investments (cost $34,637,410)			34,637,410
	Total Investments (cost $1,940,866,163) – 99.8%			2,445,592,673
	Other Assets Less Liabilities – 0.2%			3,940,670
	Net Assets – 100%			$2,449,533,343

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,410,955,263	$—	$—	$2,410,955,263
Short-Term Investments:
Repurchase Agreements	—	34,637,410	—	34,637,410
Total	$2,410,955,263	$34,637,410	$—	$2,445,592,673

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $1,945,099,967.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$512,043,722
Depreciation	(11,551,016)
Net unrealized appreciation (depreciation) of investments	$500,492,706

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

4	Nuveen Investments

Nuveen Santa Barbara International Dividend Growth Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.4%

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 2.7%

1,092	Safran SA, WI/DD	$73,393

	Automobiles – 3.4%

979	Daimler AG	90,634

	Banks – 12.0%

22,000	BOC Hong Kong Holdings Limited	64,982

1,927	Swedbank AB, WI/DD	51,182

7,700	Mitsubishi UFJ Financial Group Inc., WI/DD	40,822

1,478	Toronto-Dominion Bank	71,105

2,925	Westpac Banking Corporation	95,433
	Total Banks	323,524

	Beverages – 2.6%

1,019	Heineken NV, WI/DD	70,685

	Biotechnology – 2.1%

1,370	Grifols SA., Class B Shares, WI/DD	56,260

	Chemicals – 5.7%

384	Linde AG	79,618

184	Syngenta AG, ADR, WI/DD	72,881
	Total Chemicals	152,499

	Consumer Finance – 2.6%

6,760	HSBC Holdings PLC	68,949

	Containers & Packaging – 2.1%

5,827	Amcor Limited	55,703

	Electric Utilities – 5.1%

1,032	Red Electrica Corporacion SA, WI/DD	84,874

2,029	Scottish and Southern Energy PLC	52,243
	Total Electric Utilities	137,117

	Electrical Equipment – 1.7%

1,977	ABB Limited, WI/DD	47,488

	Energy Equipment & Services – 5.0%

1,873	Seadrill Limited	65,967

3,107	Tenaris SA, WI/DD	69,571
	Total Energy Equipment & Services	135,538

Nuveen Investments	5

Nuveen Santa Barbara International Dividend Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Food Products – 2.6%

936	Danone, WI/DD	$69,031

	Hotels, Restaurants & Leisure – 3.5%

5,866	Compass Group PLC	93,297

	Industrial Conglomerates – 2.5%

1,090	Jardine Matheson Holdings Limited	67,907

	Insurance – 3.0%

920	Swiss Re AG, WI/DD	80,334

	Machinery – 1.4%

3,200	Kubota Corporation	41,129

	Media – 2.9%

3,689	WPP Group PLC	79,351

	Metals & Mining – 2.3%

1,795	BHP Billiton Limited	62,950

	Oil, Gas & Consumable Fuels – 6.4%

3,442	BG Group PLC	69,621

1,425	Total SA, WI/DD	101,775
	Total Oil, Gas & Consumable Fuels	171,396

	Personal Products – 2.5%

394	L’Oreal, WI/DD	67,780

	Pharmaceuticals – 11.1%

313	Merck KGaA	52,782

1,111	Novartis AG, Sponsored ADR, WI/DD	96,318

2,090	Novo Nordisk AS, Class B	94,283

508	Sanofi-Synthelabo, SA, WI/DD	54,986
	Total Pharmaceuticals	298,369

	Professional Services – 5.3%

3,924	Experian PLC	75,263

1,427	Nielsen Holdings NV	66,998
	Total Professional Services	142,261

	Software – 1.8%

598	SAP AG	48,152

	Trading Companies & Distributors – 1.9%

4,500	Itochu Corporation	50,355

	Wireless Telecommunication Services – 4.2%

900	KDDI Corporation	47,907

17,353	Vodafone Group PLC	65,615
	Total Wireless Telecommunication Services	113,522
	Total Long-Term Investments (cost $2,202,475)	2,597,624

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.4%

$118	Repurchase Agreement Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $117,568, collateralized by $130,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $123,988	0.000%	5/1/2014	$117,568
	Total Short-Term Investments (cost $117,568)			117,568
	Total Investments (cost $2,320,043) – 100.8%			2,715,192
	Other Assets Less Liabilities – (0.8)%			(21,061)
	Net Assets – 100%			$2,694,131

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,597,624	$—	$—	$2,597,624
Short-Term Investments:
Repurchase Agreements	—	117,568	—	117,568
Total	$2,597,624	$117,568	$—	$2,715,192

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $2,320,044.

Nuveen Investments	7

Nuveen Santa Barbara International Dividend Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$432,248
Depreciation	(37,100)
Net unrealized appreciation (depreciation) of investments	$395,148

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

8	Nuveen Investments

Nuveen Santa Barbara Global Dividend Growth Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.3%

	COMMON STOCKS – 97.3%

	Aerospace & Defense – 6.1%

980	Boeing Company	$126,440

1,584	Honeywell International Inc.	147,154

2,487	Safran SA	167,152
	Total Aerospace & Defense	440,746

	Automobiles – 2.7%

2,144	Daimler AG	198,487

	Banks – 10.6%

71,200	BOC Hong Kong Holdings Limited	210,304

2,671	JP Morgan Chase & Co.	149,523

3,140	Wells Fargo & Company	155,870

7,667	Westpac Banking Corporation	250,147
	Total Banks	765,844

	Beverages – 1.9%

3,294	Coca-Cola Company	134,362

	Communications Equipment – 2.4%

2,205	QUALCOMM, Inc.	173,556

	Computers & Peripherals – 2.8%

180	Apple, Inc.	106,216

3,887	EMC Corporation	100,285
	Total Computers & Peripherals	206,501

	Consumer Finance – 1.9%

2,431	Discover Financial Services	135,893

	Containers & Packaging – 3.5%

16,553	Amcor Limited	158,237

1,461	Packaging Corp. of America	97,346
	Total Containers & Packaging	255,583

	Diversified Telecommunication Services – 7.2%

4,505	AT&T Inc.	160,829

4,034	CenturyLink Inc.	140,827

208,125	HKT Trust and HKT Limited	219,321
	Total Diversified Telecommunication Services	520,977

	Electric Utilities – 4.7%

1,692	NextEra Energy Inc.	168,946

6,783	Scottish and Southern Energy PLC	174,649
	Total Electric Utilities	343,595

Nuveen Investments	9

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 2.6%

5,349	Seadrill Limited	$188,392

	Food & Staples Retailing – 2.1%

2,046	CVS Caremark Corporation	148,785

	Health Care Equipment & Supplies – 2.2%

2,209	Covidien PLC	157,391

	Hotels, Restaurants & Leisure – 2.2%

10,192	Compass Group PLC	162,101

	Household Durables – 2.7%

798	Tupperware Corporation	67,758

819	Whirlpool Corporation	125,618
	Total Household Durables	193,376

	Insurance – 2.6%

2,144	Swiss Re AG	187,213

	IT Services – 1.9%

1,676	Accenture Limited, Class A Shares	134,449

	Machinery – 1.3%

8,100	Kubota Corporation	104,107

	Metals & Mining – 2.2%

5,275	Southern Copper Corporation	158,988

	Oil, Gas & Consumable Fuels – 7.4%

1,348	Chevron Corporation	169,201

4,915	Kinder Morgan, Inc.	160,524

2,936	Total SA	209,691
	Total Oil, Gas & Consumable Fuels	539,416

	Personal Products – 1.8%

779	L’Oreal	134,012

	Pharmaceuticals – 9.3%

3,462	AbbVie Inc.	180,301

3,030	Novo Nordisk AS, Class B	136,688

6,529	Pfizer Inc.	204,227

1,392	Sanofi-Synthelabo, SA	150,671
	Total Pharmaceuticals	671,887

	Professional Services – 2.8%

6,776	Experian PLC	129,965

1,579	Nielsen Holdings N.V.	74,134
	Total Professional Services	204,099

10	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 2.4%

908	Union Pacific Corporation			$172,910

	Software – 2.0%

1,772	SAP AG			142,685

	Textiles, Apparel & Luxury Goods – 2.1%

2,468	VF Corporation			150,770

	Tobacco – 1.8%

1,530	Philip Morris International			130,708

	Trading Companies & Distributors – 1.7%

11,125	Itochu Corporation			124,488

	Wireless Telecommunication Services – 2.4%

45,963	Vodafone Group PLC			173,794
	Total Long-Term Investments (cost $6,399,464)			7,055,115

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

$173	Repurchase Agreement Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $173,180, collateralized by $190,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $181,213	0.000%	5/1/2014	$173,180
	Total Short-Term Investments (cost $173,180)			173,180
	Total Investments (cost $6,572,644) – 99.7%			7,228,295
	Other Assets Less Liabilities – 0.3%			22,192
	Net Assets – 100%			$7,250,487

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	11

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,055,115	$—	$—	$7,055,115
Short-Term Investments:
Repurchase Agreements	—	173,180	—	173,180
Total	$7,055,115	$173,180	$—	$7,228,295

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $6,573,544.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$761,938
Depreciation	(107,187)
Net unrealized appreciation (depreciation) of investments	$654,751

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

12	Nuveen Investments

Nuveen Global Growth Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 98.1%

	Aerospace & Defense – 1.5%

10,441	CybAero AB, (2), (4)	$50,162

2,663	European Aeronautic Defence & Space Company	182,841
	Total Aerospace & Defense	233,003

	Airlines – 1.8%

7,589	Delta Air Lines, Inc.	279,503

	Banks – 6.8%

381,456	Bank of Ireland, (2)	149,767

30,237	Barclays PLC	128,753

7,935	Commerzbank AG, (2)	140,965

1,942	First Republic Bank of San Francisco	98,576

33,563	IntesaSanpaolo SpA	114,546

133,242	Lloyds TSB Group PLC, (2)	169,534

1,019	Signature Bank, (2)	121,078

991	SVB Financial Group, (2)	105,730
	Total Banks	1,028,949

	Beverages – 0.9%

1,789	Constellation Brands, Inc., Class A, (2)	142,834

	Biotechnology – 3.3%

1,023	Celgene Corporation, (2)	150,391

12,251	Circassia Pharmaceuticals Limited, (2)	63,709

1,631	Gilead Sciences, Inc., (2)	128,017

3,780	Grifols SA	155,131
	Total Biotechnology	497,248

	Building Products – 1.5%

1,257	Compagnie de Saint-Gobain	76,766

34,856	Polypipe Group PLC, (2)	155,955
	Total Building Products	232,721

	Capital Markets – 1.4%

2,337	Azimut Holding SpA	72,788

4,478	Credit Suisse Group	142,008
	Total Capital Markets	214,796

	Chemicals – 0.5%

189	Syngenta AG, ADR	74,861

Nuveen Investments	13

Nuveen Global Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Communications Equipment – 0.9%

11,657	Ericsson LM, Class B Shares	$140,733

	Computers & Peripherals – 0.7%

2,242	3D Systems Corporation, (2)	106,136

	Construction & Engineering – 1.4%

720	Carbures Europe SA, (2)	32,854

1,326	Chicago Bridge & Iron Company N.V.	106,173

42,200	Empresas ICA SAB de CV, WI/DD, (2)	75,544
	Total Construction & Engineering	214,571

	Construction Materials – 2.5%

6,287	Cemex SAB de CV, (2)	79,465

1,902	Eagle Materials Inc.	158,494

11,963	Italcementi S.p.A	145,223
	Total Construction Materials	383,182

	Diversified Consumer Services – 1.2%

4,970	LifeLock, Incorporated, (2)	78,029

5,456	Nord Anglia Education Inc., (2)	108,302
	Total Diversified Consumer Services	186,331

	Electrical Equipment – 5.1%

2,757	Generac Holdings Inc., (2)	162,332

6,566	PowerSecure International, Inc., (2)	145,962

1,359	Rockwell Automation, Inc.	161,966

1,971	Solarcity Corporation, (2)	104,956

4,283	Vesta Wind Systems A/S, (2)	190,108
	Total Electrical Equipment	765,324

	Electronic Equipment & Instruments – 3.7%

3,256	Cognex Corporation, (2)	112,104

35,000	Delta Electronics Inc.	214,418

1,571	IPG Photonics Corporation, (2)	101,534

3,528	Trimble Navigation Limited, (2)	135,581
	Total Electronic Equipment & Instruments	563,637

	Energy Equipment & Services – 4.3%

3,908	Halliburton Company	246,478

6,384	Nabors Industries Inc.	162,920

5,900	Precision Drilling Corporation	76,707

1,429	Technip SA	160,783
	Total Energy Equipment & Services	646,888

14	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 2.5%

5,500	Alimentation Couche-Tard B Shares	$155,007

1,602	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	76,191

99,680	Robinsons Retail Holdings Inc., (2)	149,811
	Total Food & Staples Retailing	381,009

	Food Products – 3.4%

8,215	Boulder Brands Inc., (2)	121,253

1,928	Hain Celestial Group Inc., (2)	165,847

1,438	Kerry Group PLC, Class A Shares	112,718

4,186	WhiteWave Foods Company, (2)	115,910
	Total Food Products	515,728

	Health Care Equipment & Supplies – 2.1%

85,311	GI Dynamics Inc., (2), (3)	41,212

4,589	Insulet Corporation, (2)	172,684

2,094	ResMed Inc.	104,386
	Total Health Care Equipment & Supplies	318,282

	Health Care Providers & Services – 2.5%

4,627	Catamaran Corporation, (2)	174,669

3,800	Concordia Healthcare Corporation	84,907

25,408	Espirito Santo Saude SGPS SA, (2)	122,669
	Total Health Care Providers & Services	382,245

	Hotels, Restaurants & Leisure – 2.6%

2,751	Las Vegas Sands	217,687

2,524	Starbucks Corporation	178,245
	Total Hotels, Restaurants & Leisure	395,932

	Household Durables – 2.2%

11,700	Matsushita Electric Industrial Co., Ltd	128,061

783	Mohawk Industries Inc., (2)	103,677

680	Whirlpool Corporation	104,298
	Total Household Durables	336,036

	Household Products – 1.0%

5,305	Svenska Cellulosa AB, B Shares	148,571

	Internet & Catalog Retail – 2.7%

1,451	ASOS PLC, (2)	104,707

250	priceline.com Incorporated, (2)	289,437
	Total Internet & Catalog Retail	394,144

	Internet Software & Services – 0.7%

2,480	United Internet AG	106,453

Nuveen Investments	15

Nuveen Global Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	IT Services – 2.6%

1,370	Visa Inc.	$277,576

2,738	WireCard AG	114,774
	Total IT Services	392,350

	Life Sciences Tools & Services – 2.4%

238	Eurofins Scientific	66,038

2,862	ICON plc, (2)	110,960

1,312	Illumina Inc., (2)	178,235
	Total Life Sciences Tools & Services	355,233

	Machinery – 2.3%

3,104	Arcam AB, (2)	80,438

12,851	Hexagon Composites ASA	79,558

5,701	Meyer Burger Technology AG, (2)	70,283

1,053	WABCO Holdings Inc., (2)	112,682
	Total Machinery	342,961

	Marine – 0.3%

6,265	Epic Gas Limited, (2), (4)	47,428

	Media – 8.2%

1,875	CTS Eventim AG	119,399

3,248	Discovery Communications inc., Class A Shares, (2)	246,523

2,699	Imax Corporation, (2)	69,202

2,921	JC Decaux SA	119,750

5,115	Lions Gate Entertainment Corporation, Equity	135,701

11,501	Mediaset Espana Comunicacion SA, (2)	127,328

43,000	NeuLion Inc., (2)	35,701

3,284	SES SA	123,674

8,394	Twenty First Century Fox Inc., Class B Shares	262,900
	Total Media	1,240,178

	Metals & Mining – 1.0%

2,500	Constellium N.V., Class A Shares, (2)	76,300

7,500	Detour Gold Corporation, (2)	74,654
	Total Metals & Mining	150,954

	Multiline Retail – 0.6%

15,538	Poundland Group Holdings Limited, (2)	91,164

	Oil, Gas & Consumable Fuels – 6.4%

9,900	Africa Oil Corporation, (2)	74,698

2,671	Avance Gas Holdings Limited, (2)	57,740

7,900	Bellatrix Exploration Limited, (2)	76,834

11,654	BW LPG Limited, (2)	149,001

16	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

11,000	Canacol Energy Limited, (2)	$82,898

2,200	Paramount Bed Company Limited, (2)	119,710

908	Pioneer Natural Resources Company	175,489

1,737	Range Resources Corporation	157,112

2,900	Ultrapar Participacoes S.A	72,339
	Total Oil, Gas & Consumable Fuels	965,821

	Personal Products – 0.5%

9,800	Hypermarcas SA	72,300

	Pharmaceuticals – 2.6%

3,500	Novo Nordisk AS, Class B	157,890

5,994	Recipharm AB, Class B Shares, (2)	80,200

2,690	Shire plc, ADR	153,422
	Total Pharmaceuticals	391,512

	Real Estate Management & Development – 2.6%

19,265	Foxtons Group PLC	103,468

90,000	Global Logistic Properties Limited	204,594

3,000	Mitsui Fudosan Co., Ltd	88,649
	Total Real Estate Management & Development	396,711

	Road & Rail – 1.4%

8,912	Swift Transportation Company, (2)	214,334

	Semiconductors & Equipment – 2.8%

3,792	Ambarella, Incorporated, (2)	94,231

4,673	ARM Holdings PLC	70,338

2,531	NXP Semiconductors NV, (2)	150,898

9,712	Rubicon Technology Inc., (2)	98,382
	Total Semiconductors & Equipment	413,849

	Software – 2.0%

2,322	BasWare Oyj	109,625

2,166	ServiceNow Inc., (2)	107,693

1,326	Tableau Software Inc., Class A, (2)	73,288
	Total Software	290,606

	Specialty Retail – 0.7%

1,388	Home Depot, Inc.	110,360

	Textiles, Apparel & Luxury Goods – 0.5%

1,500	Gildan Activewear Inc.	76,680

	Trading Companies & Distributors – 1.5%

2,484	United Rentals Inc., (2)	233,074

Nuveen Investments	17

Nuveen Global Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Transportation Infrastructure – 0.9%

444	Flughafen Wien AG, WI/DD			$43,544

5,638	Groupe Eurotunnel SA, WI/DD			75,630
	Total Transportation Infrastructure			119,174

	Wireless Telecommunication Services – 1.6%

1,255	SBA Communications Corporation, (2)			112,648

1,500	Softbank Corporation			111,361
	Total Wireless Telecommunication Services			224,009
	Total Long-Term Investments (cost $14,076,873)			14,817,815

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.3%

$354	Repurchase Agreement Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $353,903, collateralized by $380,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $362,425	0.000%	5/1/2014	$353,903
	Total Short-Term Investments (cost $353,903)			353,903
	Total Investments (cost $14,430,776) – 100.4%			15,171,718
	Other Assets Less Liabilities – (0.4)%			(62,299)
	Net Assets – 100%			$15,109,419

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$14,679,013	$97,590	$41,212	$14,817,815
Short-Term Investments:
Repurchase Agreements	—	353,903	—	353,903
Total	$14,679,013	$451,493	$41,212	$15,171,718

18	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $14,445,377.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$1,199,387
Depreciation	(473,046)
Net unrealized appreciation (depreciation) of investments	$726,341

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For fair value measurement disclosure purpose, Common Stock classified as Level 2.

ADR	American Depositary Receipt.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	19

Nuveen International Growth Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.3%

	COMMON STOCKS – 97.3%

	Aerospace & Defense – 3.8%

105,133	CybAero AB, (2), (3)	$505,094

41,568	Empresa Brasileira de Aeronautica S.A	1,429,939

30,927	European Aeronautic Defence & Space Company	2,123,445

26,385	Safran SA	1,773,339
	Total Aerospace & Defense	5,831,817

	Airlines – 2.4%

56,653	EasyJet PLC	1,565,838

306,607	International Consolidated Airlines Group S.A, (2)	2,091,925
	Total Airlines	3,657,763

	Auto Components – 0.9%

10,507	Valeo S.A	1,439,321

	Automobiles – 1.3%

21,751	Daimler AG	2,013,660

	Banks – 5.7%

5,767,055	Bank of Ireland, (2)	2,264,260

453,943	Barclays PLC	1,932,954

78,054	Commerzbank AG, (2)	1,386,630

435,739	IntesaSanpaolo SpA	1,487,125

1,297,744	Lloyds TSB Group PLC, (2)	1,651,220
	Total Banks	8,722,189

	Biotechnology – 1.4%

118,936	Circassia Pharmaceuticals Limited, (2)	618,499

37,447	Grifols SA	1,536,825
	Total Biotechnology	2,155,324

	Building Products – 2.0%

24,465	Compagnie de Saint-Gobain	1,494,105

353,300	Polypipe Group PLC, (2)	1,580,755
	Total Building Products	3,074,860

	Capital Markets – 2.7%

47,126	Azimut Holding SpA	1,467,786

44,234	Credit Suisse Group	1,402,762

6,356	Leonteq AG	1,211,836
	Total Capital Markets	4,082,384

20	Nuveen Investments

Shares	Description (1)	Value

	Chemicals – 0.7%

2,858	Syngenta AG, ADR	$1,132,029

	Commercial Services & Supplies – 1.2%

36,400	Black Diamond Group Limited	1,144,422

21,200	Boyd Group Income Fund	769,239
	Total Commercial Services & Supplies	1,913,661

	Communications Equipment – 1.1%

5,235	EI Towers SPA, WI/DD	297,774

113,164	Ericsson LM, Class B Shares	1,366,211
	Total Communications Equipment	1,663,985

	Construction & Engineering – 1.9%

16,267	Carbures Europe SA, (2)	742,262

17,787	Chicago Bridge & Iron Company N.V.	1,424,205

418,800	Empresas ICA SAB de CV, WI/DD, (2)	749,712
	Total Construction & Engineering	2,916,179

	Construction Materials – 3.5%

120,879	Cemex SAB de CV, (2)	1,527,913

23,168	HeidelbergCement AG	2,009,525

154,358	Italcementi S.p.A	1,873,799
	Total Construction Materials	5,411,237

	Diversified Consumer Services – 1.7%

370,562	G8 Education Limited	1,607,658

53,824	Nord Anglia Education Inc., (2)	1,068,406
	Total Diversified Consumer Services	2,676,064

	Diversified Financial Services – 1.4%

45,117	London Stock Exchange Group	1,380,300

53,500	Orix Corporation	772,920
	Total Diversified Financial Services	2,153,220

	Diversified Telecommunication Services – 1.1%

106,417	Jazztel PLC, (2)	1,632,871

	Electrical Equipment – 2.1%

19,637	Osram Licht AG, (2)	1,027,893

50,596	Vesta Wind Systems A/S, (2)	2,245,785
	Total Electrical Equipment	3,273,678

	Electronic Equipment & Instruments – 2.9%

383,000	Delta Electronics Inc.	2,346,347

89,400	Topcon Corporation	1,559,155

96,100	Japan Display Inc., WI/DD	592,194
	Total Electronic Equipment & Instruments	4,497,696

Nuveen Investments	21

Nuveen International Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 3.5%

118,100	Precision Drilling Corporation	$1,535,445

42,900	Secure Energy Services Inc.	769,503

18,700	ShawCor Limited	832,931

19,456	Technip SA	2,189,073
	Total Energy Equipment & Services	5,326,952

	Food & Staples Retailing – 3.9%

80,100	Alimentation Couche-Tard B Shares	2,257,460

31,941	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,519,114

733,800	Puregold Price Club Inc.	756,351

956,720	Robinsons Retail Holdings Inc., (2)	1,437,870
	Total Food & Staples Retailing	5,970,795

	Food Products – 1.0%

19,094	Kerry Group PLC, Class A Shares	1,496,688

	Health Care Equipment & Supplies – 0.4%

11,812	I-Sens Inc., (2)	592,143

	Health Care Providers & Services – 1.0%

38,100	Concordia Healthcare Corporation	851,302

155,875	Espirito Santo Saude SGPS SA, (2)	752,561
	Total Health Care Providers & Services	1,603,863

	Health Care Technology – 0.5%

52,300	So-net M3 Inc.	717,216

	Hotels, Restaurants & Leisure – 1.4%

29,306	Accor SA	1,432,776

9,096	Hotel Shilla Company Limited	764,969
	Total Hotels, Restaurants & Leisure	2,197,745

	Household Durables – 1.3%

9,762	Hanssem Company Limited	797,361

115,700	Matsushita Electric Industrial Co., Ltd	1,266,379
	Total Household Durables	2,063,740

	Household Products – 1.2%

64,177	Svenska Cellulosa AB, B Shares	1,797,335

	Internet & Catalog Retail – 1.2%

14,615	ASOS PLC, (2)	1,054,650

21,134	Yoox SpA, WI/DD, (2)	757,635
	Total Internet & Catalog Retail	1,812,285

	Internet Software & Services – 1.2%

1,084	NHN Corporation	774,211

23,947	United Internet AG	1,027,915
	Total Internet Software & Services	1,802,126

22	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 1.2%

118,174	Optimal Payments PLC, (2)	$754,703

26,626	WireCard AG	1,116,129
	Total IT Services	1,870,832

	Life Sciences Tools & Services – 1.1%

2,395	Eurofins Scientific	664,540

28,358	ICON plc, (2)	1,099,440
	Total Life Sciences Tools & Services	1,763,980

	Machinery – 4.9%

138,000	Airtac International Group	1,482,913

36,840	Arcam AB, (2)	954,683

2,474	Burckhardt Compression Holding AG	1,281,836

124,664	Hexagon Composites ASA	771,770

8,168	Jungheinrich AG	606,822

84,028	Meyer Burger Technology AG, (2)	1,035,909

31,939	Rotork PLC	1,397,217
	Total Machinery	7,531,150

	Marine – 0.3%

55,558	Epic Gas Limited, (2), (3)	420,589

	Media – 4.9%

18,211	CTS Eventim AG	1,159,664

27,222	Imax Corporation, (2)	697,972

31,564	JC Decaux SA	1,294,003

114,181	Mediaset Espana Comunicacion SA, (2)	1,264,103

425,500	NeuLion Inc., (2)	353,273

26,787	REA Group Limited	1,163,877

40,846	SES SA	1,538,244
	Total Media	7,471,136

	Metals & Mining – 2.1%

37,277	Constellium N.V., Class A Shares, (2)	1,137,694

75,600	Detour Gold Corporation, (2)	752,517

4,148,166	Outokumpu Oyj, WI/DD, (2)	1,266,090
	Total Metals & Mining	3,156,301

	Multiline Retail – 0.6%

150,363	Poundland Group Holdings Limited, (2)	882,208

	Oil, Gas & Consumable Fuels – 10.1%

98,900	Africa Oil Corporation, (2)	746,228

274,400	Americas Petrogas Inc., (2)	345,488

56,018	Avance Gas Holdings Limited, (2)	1,210,961

Nuveen Investments	23

Nuveen International Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

78,500	Bellatrix Exploration Limited, (2)	$763,478

122,314	BW LPG Limited, (2)	1,563,828

104,600	Canacol Energy Limited, (2)	788,282

91,100	DeeThree Exploration Limited, (2)	975,789

76,200	Enerplus Corporation	1,690,089

35,551	Golar LNG, Limited	1,571,354

16,876	OW Bunker A/S, (2)	555,214

42,100	Paramount Bed Company Limited, (2)	2,290,812

39,200	Pembina Pipeline Corporation	1,540,390

58,200	Ultrapar Participacoes S.A	1,451,770
	Total Oil, Gas & Consumable Fuels	15,493,683

	Personal Products – 0.5%

98,400	Hypermarcas SA	725,947

	Pharmaceuticals – 5.7%

8,805	Alk-Abello A/S	1,219,280

1,123,000	China Animal Healthcare Limited, (2)	735,828

24,400	Doctor Reddy’s Laboratories Limited	1,099,708

1,240,000	Lijun International Pharmaceutical Holding Company Limited	505,408

41,964	Novo Nordisk AS, Class B	1,893,060

58,047	Recipharm AB, Class B Shares, (2)	776,674

8,200	Sawai Pharmaceutical Company Limited	507,713

36,377	Shire plc, ADR	2,074,730
	Total Pharmaceuticals	8,812,401

	Real Estate Management & Development – 2.7%

193,081	Foxtons Group PLC	1,036,999

904,000	Global Logistic Properties Limited	2,055,037

37,000	Mitsui Fudosan Co., Ltd	1,093,334
	Total Real Estate Management & Development	4,185,370

	Semiconductors & Equipment – 2.4%

31,898	NXP Semiconductors NV, (2)	1,901,759

2,050,895	REC Silicon ASA, (2)	1,141,322

47,161	ARM HoldingsPLC	709,871
	Total Semiconductors & Equipment	3,752,952

	Software – 1.2%

22,556	BasWare Oyj	1,064,903

28,000	Colopl Inc., (2)	722,766
	Total Software	1,787,669

24	Nuveen Investments

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 2.7%

38,800	Asics Corporation			$754,861

29,500	Gildan Activewear Inc.			1,508,038

32,269	Luxottica Group SpA			1,847,078
	Total Textiles, Apparel & Luxury Goods			4,109,977

	Trading Companies & Distributors – 0.7%

71,243	Ashtead Group PLC			1,051,907

	Transportation Infrastructure – 0.8%

4,447	Flughafen Wien AG, WI/DD			436,125

56,005	Groupe Eurotunnel SA, WI/DD			751,267
	Total Transportation Infrastructure			1,187,392

	Wireless Telecommunication Services – 1.0%

20,700	Softbank Corporation			1,536,783
	Total Long-Term Investments (cost $145,029,216)			149,369,103

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.8%

$8,871	Repurchase Agreement Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $8,870,855, collateralized by $9,490,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $9,051,088	0.000%	5/1/2014	$8,870,855
	Total Short-Term Investments (cost $8,870,855)			8,870,855
	Total Investments (cost $153,900,071) – 103.1%			158,239,958
	Other Assets Less Liabilities – (3.1)%			(4,744,804)
	Net Assets – 100%			$153,495,154

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	25

Nuveen International Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$148,443,420	$925,683	$—	$149,369,103
Short-Term Investments:
Repurchase Agreements	—	8,870,855	—	8,870,855
Total	$148,443,420	$9,796,538	$—	$158,239,958

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $154,069,965.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$7,827,324
Depreciation	(3,657,331)
Net unrealized appreciation (depreciation) of investments	$4,169,993

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purpose, Common Stock classified as Level 2.

ADR	American Depositary Receipt.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

26	Nuveen Investments

Nuveen Winslow Large-Cap Growth Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 2.9%

83,500	Precision Castparts Corporation	$21,133,015

118,320	United Technologies Corporation	14,000,806
	Total Aerospace & Defense	35,133,821

	Airlines – 1.0%

326,900	Delta Air Lines, Inc.	12,039,727

	Auto Components – 1.3%

250,620	BorgWarner Inc.	15,573,527

	Biotechnology – 8.8%

112,110	Alexion Pharmaceuticals Inc., (2)	17,735,802

163,500	Amgen Inc.	18,271,125

45,530	Biogen Idec Inc., (2)	13,072,574

184,920	BioMarin Pharmaceutical Inc., (2)	10,767,892

208,800	Celgene Corporation, (2)	30,695,688

189,700	Gilead Sciences, Inc., (2)	14,889,553
	Total Biotechnology	105,432,634

	Capital Markets – 4.3%

71,410	BlackRock Inc.	21,494,410

508,800	Charles Schwab Corporation	13,508,640

555,600	Morgan Stanley	17,184,708
	Total Capital Markets	52,187,758

	Chemicals – 4.2%

125,940	Ecolab Inc.	13,178,362

342,282	Monsanto Company	37,890,617
	Total Chemicals	51,068,979

	Communications Equipment – 1.5%

229,840	QUALCOMM, Inc.	18,090,706

	Computers & Peripherals – 3.4%

69,125	Apple, Inc.	40,789,971

	Consumer Finance – 1.3%

172,500	American Express Company	15,081,675

	Energy Equipment & Services – 1.7%

196,000	Schlumberger Limited	19,903,800

Nuveen Investments	27

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 2.4%

128,430	Costco Wholesale Corporation	$14,856,782

185,600	CVS Caremark Corporation	13,496,832
	Total Food & Staples Retailing	28,353,614

	Health Care Providers & Services – 3.1%

192,600	Express Scripts, Holding Company, (2)	12,823,308

86,150	McKesson HBOC Inc.	14,575,719

131,200	UnitedHealth Group Incorporated	9,845,248
	Total Health Care Providers & Services	37,244,275

	Health Care Technology – 1.5%

258,320	Cerner Corporation, (2)	13,251,816

201,400	IMS Health Holdings Inc., (2)	4,781,236
	Total Health Care Technology	18,033,052

	Hotels, Restaurants & Leisure – 3.5%

505,800	Hilton Worldwide Holdings Inc., (2)	11,041,614

442,680	Starbucks Corporation	31,262,062
	Total Hotels, Restaurants & Leisure	42,303,676

	Industrial Conglomerates – 2.7%

435,360	Danaher Corporation	31,946,717

	Internet & Catalog Retail – 5.0%

50,720	Amazon.com, Inc., (2)	15,425,474

32,045	The Priceline Group Inc., (2)	37,100,099

98,600	TripAdvisor Inc., (2)	7,960,964
	Total Internet & Catalog Retail	60,486,537

	Internet Software & Services – 8.6%

129,225	Baidu Inc., ADR, (2)	19,881,266

168,155	eBay Inc., (2)	8,715,474

416,700	Facebook Inc., Class A, (2)	24,910,326

47,300	Google Inc., Class A, (2)	25,299,824

47,300	Google Inc., Class C, (2)	24,911,018
	Total Internet Software & Services	103,717,908

	IT Services – 6.7%

295,170	Cognizant Technology Solutions Corporation, Class A, (2)	14,140,119

312,250	MasterCard, Inc.	22,965,988

212,710	Visa Inc.	43,097,173
	Total IT Services	80,203,280

	Media – 6.4%

288,600	CBS Corporation, Class B	16,669,536

449,000	Liberty Global PLC Class C, (2)	17,255,070

857,700	Twenty-First Century Fox Inc., Class A	27,463,554

189,700	Walt Disney Company	15,050,798
	Total Media	76,438,958

28	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail – 2.0%

430,700	Dollar General Corporation, (2)	$24,308,708

	Oil, Gas & Consumable Fuels – 3.3%

214,000	Noble Energy, Inc.	15,360,920

65,935	Pioneer Natural Resources Company	12,743,257

128,150	Range Resources Corporation	11,591,168
	Total Oil, Gas & Consumable Fuels	39,695,345

	Pharmaceuticals – 2.2%

117,700	AbbVie Inc.	6,129,816

40,400	Valeant Pharmaceuticals International, (2)	5,401,884

474,200	Zoetis Incorporated	14,349,292
	Total Pharmaceuticals	25,880,992

	Professional Services – 1.3%

338,075	Nielsen Holdings NV	15,872,621

	Real Estate Investment Trust – 2.0%

284,460	American Tower Corporation, REIT	23,758,099

	Road & Rail – 4.4%

279,100	Union Pacific Corporation	53,149,011

	Semiconductors & Equipment – 2.2%

630,900	Applied Materials, Inc.	12,024,954

322,900	ARM Holdings PLC, ADR	14,698,408
	Total Semiconductors & Equipment	26,723,362

	Software – 4.7%

496,100	Oracle Corporation	20,280,568

496,500	Salesforce.com, Inc., (2)	25,644,225

138,530	Workday Inc., Class A, (2)	10,122,387
	Total Software	56,047,180

	Specialty Retail – 2.1%

295,300	Lowe’s Companies, Inc.	13,557,223

135,400	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	11,875,934
	Total Specialty Retail	25,433,157

	Textiles, Apparel & Luxury Goods – 2.7%

168,500	Michael Kors Holdings Limited, (2)	15,367,200

241,600	Nike, Inc., Class B	17,624,720
	Total Textiles, Apparel & Luxury Goods	32,991,920

	Wireless Telecommunication Services – 1.5%

198,300	SBA Communications Corporation, (2)	17,799,408
	Total Long-Term Investments (cost $866,272,447)	1,185,690,418

Nuveen Investments	29

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4%

$16,945	Repurchase Agreement Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $16,944,647, collateralized by $18,125,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $17,286,719	0.000%	5/1/2014	$16,944,647
	Total Short-Term Investments (cost $16,944,647)			16,944,647
	Total Investments (cost $883,217,094) – 100.1%			1,202,635,065
	Other Assets Less Liabilities – (0.1)%			(826,831)
	Net Assets – 100%			$1,201,808,234

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,185,690,418	$—	$—	$1,185,690,418
Short-Term Investments:
Repurchase Agreements	—	16,944,647	—	16,944,647
Total	$1,185,690,418	$16,944,647	$—	$1,202,635,065

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $887,587,072.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$331,542,242
Depreciation	(16,494,249)
Net unrealized appreciation (depreciation) of investments	$315,047,993

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

30	Nuveen Investments

Nuveen Tradewinds Global All-Cap Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.5%

	COMMON STOCKS – 98.5%

	Air Freight & Logistics – 0.9%

216,691	TNT Express NV	$1,951,063

	Airlines – 2.2%

6,704,300	AirAsia Berhad	4,557,815

	Automobiles – 1.5%

88,677	General Motors Company	3,057,583

	Banks – 4.6%

164,302	KB Financial Group Inc., Sponsored ADR	5,640,488

974,300	Sumitomo Mitsui Trust Holdings, Inc.	4,012,132
	Total Banks	9,652,620

	Capital Markets – 3.9%

238,688	UBS AG	4,990,966

736,505	Uranium Participation Corporation, (2)	3,225,422
	Total Capital Markets	8,216,388

	Chemicals – 2.1%

23,480	Agrium Inc.	2,255,724

43,713	Mosaic Company	2,187,399
	Total Chemicals	4,443,123

	Commercial Services & Supplies – 1.4%

196,482	Cape PLC	996,050

1,015,560	Rentokil Initial PLC	2,038,743
	Total Commercial Services & Supplies	3,034,793

	Communications Equipment – 1.4%

129,950	Cisco Systems, Inc.	3,003,145

	Computers & Peripherals – 0.9%

21,712	Western Digital Corporation	1,913,479

	Diversified Financial Services – 1.5%

219,820	ING Groep N.V., Sponsored ADR, (2)	3,143,426

	Diversified Telecommunication Services – 3.7%

56,700	CenturyLink Inc.	1,979,397

40,200	Nippon Telegraph and Telephone Corporation	2,225,972

148,270	Telenor ASA	3,479,580
	Total Diversified Telecommunication Services	7,684,949

Nuveen Investments	31

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 6.1%

601,598	Centrais Electricas Brasileiras SA, Electrobras PFD, Sponsored ADR	$3,344,885

115,330	Exelon Corporation	4,040,010

1,508,400	RusHydro PJSC, Sponsored ADR	2,338,020

122,645	Scottish and Southern Energy PLC	3,157,874
	Total Electric Utilities	12,880,789

	Electrical Equipment – 2.0%

100,839	Alstom SA	4,129,816

	Electronic Equipment & Instruments – 4.7%

3,748,000	Digital China Holdings Limited	3,466,185

162,951	Ingram Micro, Inc., Class A, (2)	4,393,159

33,062	Tech Data Corporation, (2)	2,066,044
	Total Electronic Equipment & Instruments	9,925,388

	Energy Equipment & Services – 1.5%

56,710	Diamond Offshore Drilling, Inc.	3,096,933

	Food & Staples Retailing – 2.1%

911,628	Tesco PLC	4,509,063

	Food Products – 7.5%

371,226	Adecoagro SA, (2)	3,311,336

63,532	Bunge Limited	5,060,324

217,246	Dean Foods Company	3,441,177

57,280	Ingredion Inc.	4,035,376
	Total Food Products	15,848,213

	Insurance – 11.7%

352,000	Aegon N.V.	3,191,347

138,154	American International Group, Inc.	7,340,119

91,980	Axis Capital Holdings Limited	4,208,085

72,020	Loews Corporation	3,166,719

187,400	MS&AD Insurance Group Holdings	4,197,643

354,000	Ping An Insurance (Group) Company of China Limited	2,614,037
	Total Insurance	24,717,950

	Marine – 1.1%

81,660	Stolt-Nielsen S.A.	2,204,874

	Metals & Mining – 6.1%

756,000	Banro Corporation, (2)	336,344

1,180,000	Banro Corporation, 144A (2), (4)	505,999

204,200	Barrick Gold Corporation	3,567,374

5,398,000	Eastern Platinum Limited, (2)	320,122

101,180	Freeport-McMoRan Copper & Gold, Inc.	3,477,557

32	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

142,500	Newcrest Mining Limited, (2)	$1,384,721

825,700	Turquoise Hill Resources Limited, (2)	3,220,230
	Total Metals & Mining	12,812,347

	Multiline Retail – 1.0%

37,200	Family Dollar Stores, Inc.	2,185,500

	Oil, Gas & Consumable Fuels – 10.2%

67,932	Apache Corporation	5,896,498

776,665	Bankers Petroleum Limited, (2)	4,230,364

112,850	ERG S.P.A	1,947,636

198,242	Peabody Energy Corporation	3,768,580

54,852	Royal Dutch Shell PLC, Class B Shares	2,333,824

46,228	Total SA	3,301,638
	Total Oil, Gas & Consumable Fuels	21,478,540

	Pharmaceuticals – 9.5%

79,149	Ipsen SA	3,511,638

53,967	Merck & Company Inc.	3,160,308

298,100	Mitsubishi Tanabe Pharma Corporation	4,082,164

38,561	Novartis AG	3,343,034

121,286	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,926,034
	Total Pharmaceuticals	20,023,178

	Real Estate Management & Development – 1.4%

339,000	City Developments Limited	2,928,428

	Semiconductors & Equipment – 2.1%

3,372	Samsung Electronics Company Limited	4,382,654

	Software – 2.1%

105,980	Oracle Corporation	4,332,462

	Specialty Retail – 2.4%

194,823	Best Buy Co., Inc.	5,051,760

	Textiles, Apparel & Luxury Goods – 0.0%

31,950,000	China Hongxing Sports Limited, (2), (3)	91,490

	Trading Companies & Distributors – 0.9%

129,900	Mitsui & Company Limited	1,841,102

	Transportation Infrastructure – 0.7%

159,000	Kamigumi Company Limited	1,514,804

Nuveen Investments	33

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 1.3%

241,500	China Mobile Limited			$2,295,713

616,676	NII Holdings Inc., Class B, (2)			530,280
	Total Wireless Telecommunication Services			2,825,993
	Total Long-Term Investments (cost $196,361,711)			207,439,668

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2%

$2,629	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $2,628,516, collateralized by $2,815,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $2,684,806.	0.000%	5/01/14	$2,628,516
	Total Short-Term Investments (cost $2,628,516)			2,628,516
	Total Investments (cost $198,990,227) – 99.7%			210,068,184
	Other Assets Less Liabilities – 0.3%			579,093
	Net Assets – 100%			$210,647,277

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$206,842,179	$505,999	$91,490	$207,439,668
Short-Term Investments:
Repurchase Agreements	—	2,628,516	—	2,628,516
Total	$206,842,179	$3,134,515	$91,490	$210,068,184

34	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $203,064,590.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$33,983,876
Depreciation	(26,980,282)
Net unrealized appreciation (depreciation) of investments	$7,003,594

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	35

Nuveen Tradewinds Emerging Markets Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.7%

	COMMON STOCKS – 95.7%

	Airlines – 2.8%

1,119,700	AirAsia Berhad	$761,211

	Automobiles – 1.6%

11,716	Tata Motors Limited, ADR	438,413

	Banks – 11.7%

105,100	Bangkok Bank PCL, NVDR	612,217

1,001,690	Chinatrust Financial Holding Company Limited	595,415

5,701,927	FBN Holdings PLC	503,999

28,410	KB Financial Group Inc.	967,804

15,915	Sberbank Russia OJSC, ADR, (4)	134,163

46,598	Sberbank Russia OJSC, ADR	390,584
	Total Banks	3,204,182

	Capital Markets – 2.0%

13,371	Mirae Asset Securities Company Limited	547,366

	Chemicals – 3.5%

219,700	Fertilizantes Heringer S.A., (2)	519,260

100,139	UPL Limited	443,872
	Total Chemicals	963,132

	Construction & Engineering – 1.2%

135,499	Murray & Roberts Holdings Limited, (2)	316,836

	Diversified Telecommunication Services – 2.6%

29,954	KT Corporation, ADR	476,568

112,595	Telecom Egypt SAE	239,087
	Total Diversified Telecommunication Services	715,655

	Electric Utilities – 2.9%

86,900	Centrais Electricas Brasileiras SA, Electrobras, PFD B	492,619

193,212	RusHydro OJSC, GDR	299,479
	Total Electric Utilities	792,098

	Electronic Equipment & Instruments – 2.7%

555,000	Digital China Holdings Limited	513,269

8,320	LG Display Company Limited, (2)	221,024
	Total Electronic Equipment & Instruments	734,293

	Energy Equipment & Services – 2.0%

21,852	Eurasian Drilling Company Limited, 144A, GDR, (4)	538,652

36	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 1.0%

16,000	X5 Retail Group NV, 144A, GDR, (2), (4)	$281,280

	Food Products – 14.3%

93,162	Adecoagro SA, (2)	831,005

69,400	BrasilAgro Cia Brasileira de Propriedades Agricolas	278,565

400,000	Grupo Lala S.A.B. de C.V	929,468

9,380	Industrias Bachoco S.A.B. de C.V., ADR	413,658

38,490	Kernal Holding SA, (2)	356,341

31,690	MHP SA, 144A, GDR, (4)	372,674

96,300	SLC Agricola SA, WI/DD	741,550
	Total Food Products	3,923,261

	Household Durables – 1.9%

19,040	LG Electronics Inc., PFD	529,759

	Independent Power Producers & Energy Traders – 2.2%

6,350	Empresa Nacional de Electricidad S.A., ADR	279,845

172,046	NTPC Limited	331,456
	Total Independent Power Producers & Energy Traders	611,301

	Industrial Conglomerates – 1.7%

364,694	Turk Sise ve Cam Fabrikalari SA	455,965

	Insurance – 4.8%

666,487	Cathay Financial Holding Company Limited	940,206

50,000	Ping An Insurance (Group) Company of China Limited	369,214
	Total Insurance	1,309,420

	Media – 2.9%

1,043,700	Media Prima Berhad	795,839

	Metals & Mining – 7.5%

157,537	Banro Corporation, (2)	70,088

69,737	Banro Corporation, (2)	29,904

85,500	Banro Corporation, 144A, (2), (4)	36,663

5,743	POSCO, ADR	422,685

38,523	Silver Standard Resources, Inc., (2)	381,763

183,266	Turquoise Hill Resources Limited, (2)	714,737

56,382	Yamana Gold Inc.	421,737
	Total Metals & Mining	2,077,577

	Oil, Gas & Consumable Fuels – 7.4%

166,222	Bankers Petroleum Limited, (2)	905,383

36,502	Gazprom OAO, ADR	263,252

105,710	Petrobras Argentina SA, ADR, (2)	579,291

19,201	Petroleo Brasileiro SA, PFD, ADR	284,175
	Total Oil, Gas & Consumable Fuels	2,032,101

Nuveen Investments	37

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Pharmaceuticals – 1.5%

636,500	United Laboratories International Holdings Ltd, (2)			$411,310

	Real Estate Management & Development – 3.3%

50,913	Cresud S.A., ADR			614,520

100,500	Emaar Properties PJSC			298,248
	Total Real Estate Management & Development			912,768

	Semiconductors & Equipment – 4.9%

1,038	Samsung Electronics Company Limited			1,349,109

	Specialty Retail – 2.1%

48,386	Cashbuild Limited, WI/DD			577,201

	Textiles, Apparel & Luxury Goods – 0.1%

8,439,000	China Hongxing Sports Limited, (2), (3)			24,165

	Wireless Telecommunication Services – 7.1%

85,435	Bharti Airtel Limited			464,605

91,500	China Mobile Limited			869,804

41,435	Turkcell Iletisim Hizmetleri A.S., ADR, (2)			599,979
	Total Wireless Telecommunication Services			1,934,388
	Total Common Stocks (cost $26,990,175)			26,237,282

Shares	Description (1)			Value

	WARRANTS – 0.0%

	Metals & Mining – 0.0%

26,928	Banro Corporation, Warrants, 144A			$135
	Total Warrants (cost $–)			135
	Total Long-Term Investments (cost $26,990,175)			26,237,417

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.3%

$1,167	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $1,166,758, collateralized by $1,250,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $1,192,188	0.000%	5/01/14	$1,166,758
	Total Short-Term Investments (cost $1,166,758)			1,166,758
	Total Investments (cost $28,156,933) – 100.0%			27,404,175
	Other Assets Less Liabilities – 0.0%			3,775
	Net Assets – 100%			$27,407,950

38	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$24,849,685	$1,363,432	$24,165	$26,237,282
Warrant	—	135	—	135
Short-Term Investments:
Repurchase Agreements	—	1,166,758	—	1,166,758
Total	$24,849,685	$2,530,326	$24,165	$27,404,175

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $32,451,768.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$2,998,342
Depreciation	(8,045,935)
Net unrealized appreciation (depreciation) of investments	$(5,047,593)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

NVDR	Non-Voting Depositary Receipt.

Nuveen Investments	39

Nuveen Tradewinds International Value Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.3%

	COMMON STOCKS – 96.3%

	Aerospace & Defense – 1.5%

85,242	Thales SA	$5,422,241

	Air Freight & Logistics – 1.7%

709,993	TNT Express NV, WI/DD	6,392,704

	Automobiles – 1.3%

44,456	Toyota Motor Corporation, Sponsored ADR	4,819,920

	Banks – 3.0%

128,746	KB Financial Group Inc., ADR	4,419,850

1,624,000	Sumitomo Mitsui Trust Holdings Inc.	6,687,573
	Total Banks	11,107,423

	Capital Markets – 2.5%

438,351	UBS AG	9,165,919

	Chemicals – 3.2%

60,314	Agrium Inc.	5,794,366

84,337	Koninklijke DSM NV	6,046,812
	Total Chemicals	11,841,178

	Commercial Services & Supplies – 1.4%

564,000	Dai Nippon Printing Co., Ltd.	5,086,399

	Communications Equipment – 2.2%

687,584	Ericsson LM Telefonaktiebolaget, Sponsored ADR	8,244,132

	Consumer Finance – 2.0%

717,735	HSBC Holdings PLC	7,320,624

	Diversified Financial Services – 3.1%

38,678	Groupe Bruxelles Lambert SA	3,910,197

528,852	ING Groep N.V., (2)	7,509,445
	Total Diversified Financial Services	11,419,642

	Diversified Telecommunication Services – 8.3%

186,739	Belgacom S.A.	5,715,133

377,902	Nippon Telegraph and Telephone Corporation, ADR	10,520,789

10,317,030	Telecom Italia S.p.A., (2)	10,241,187

168,466	Telenor ASA	3,953,537
	Total Diversified Telecommunication Services	30,430,646

40	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 2.6%

111,652	Centrais Electricas Brasileiras SA, Electrobras, ADR	$620,785

1,089,665	Centrais Electricas Brasileiras SA, Electrobras	3,811,812

136,105	Electricite de France S.A	5,220,072
	Total Electric Utilities	9,652,669

	Electrical Equipment – 3.3%

108,634	Alstom SA	4,449,057

110,400	Mabuchi Motor Company Limited	7,548,256
	Total Electrical Equipment	11,997,313

	Electronic Equipment & Instruments – 3.2%

3,808,000	Digital China Holdings Limited	3,521,674

348,761	Flextronics International Limited, (2)	3,135,361

202,800	Fujifilm Holdings Corp.	5,236,876
	Total Electronic Equipment & Instruments	11,893,911

	Energy Equipment & Services – 1.3%

225,777	Weatherford International Ltd, (2)	4,741,317

	Food & Staples Retailing – 6.0%

240,316	Carrefour SA	9,345,265

147,900	Seven & I Holdings Co. Ltd.	5,831,515

1,390,713	Tesco PLC	6,878,697
	Total Food & Staples Retailing	22,055,477

	Household Durables – 2.5%

321,700	Panasonic Corporation	3,521,126

459,000	Sekisui House, Ltd.	5,508,808
	Total Household Durables	9,029,934

	Industrial Conglomerates – 1.9%

54,238	Siemens AG	7,148,470

	Insurance – 9.1%

593,844	Aegon N.V.	5,383,984

166,518	Ageas	7,158,112

155,395	Axis Capital Holdings Limited	7,109,321

616,293	Catlin Group Limited	5,499,299

377,700	MS&AD Insurance Group Holdings	8,460,244
	Total Insurance	33,610,960

	Internet & Catalog Retail – 0.9%

1,005,830	Home Retail Group	3,464,415

	Machinery – 1.9%

119,821	Vallourec SA	7,082,382

Nuveen Investments	41

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Media – 1.5%

196,172	Wolters Kluwer NV	$5,462,233

	Metals & Mining – 5.3%

392,738	Barrick Gold Corporation	6,861,133

1,708,183	Kinross Gold Corporation, (2)	6,935,223

200,004	ThyssenKrupp AG, (2)	5,693,795
	Total Metals & Mining	19,490,151

	Oil, Gas & Consumable Fuels – 8.0%

238,187	Cameco Corporation	5,071,001

228,765	ERG S.P.A	3,948,169

664,147	Gazprom OAO, Sponsored ADR	4,789,828

113,022	Royal Dutch Shell PLC, Class B, ADR	9,567,312

568,493	Talisman Energy Inc.	5,872,533
	Total Oil, Gas & Consumable Fuels	29,248,843

	Personal Products – 2.1%

424,600	Shiseido Company, Limited	7,575,394

	Pharmaceuticals – 9.2%

203,500	Daiichi Sankyo Company Limited	3,409,747

273,365	GlaxoSmithKline PLC	7,532,484

332,700	Mitsubishi Tanabe Pharma Corporation	4,555,974

81,260	Sanofi	8,795,663

197,624	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,655,909
	Total Pharmaceuticals	33,949,777

	Professional Services – 1.1%

50,529	Manpower Group Inc.	4,110,029

	Real Estate Management & Development – 1.2%

513,000	City Developments Limited	4,431,515

	Semiconductors & Equipment – 1.5%

115,400	Rohm Company Limited	5,502,763

	Textiles, Apparel & Luxury Goods – 1.4%

534,000	Wacoal Holdings Corporation	5,259,823

	Wireless Telecommunication Services – 2.1%

326,152	SK Telecom Company Limited, ADR	7,530,850
	Total Long-Term Investments (cost $293,384,767)	354,489,054

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

$9,057	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $9,057,391, collateralized by $9,690,000 U.S. Treasury Notes, 1.750%, due 5/15/22, value $9,214,838	0.000%	5/01/14	$9,057,391
	Total Short-Term Investments (cost $9,057,391)			9,057,391
	Total Investments (cost $302,442,158) – 98.7%			363,546,445
	Other Assets Less Liabilities – 1.3%			4,709,571
	Net Assets – 100%			$368,256,016

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$354,489,054	$—	$—	$354,489,054
Short-Term Investments:
Repurchase Agreements	—	9,057,391	—	9,057,391
Total	$354,489,054	$9,057,391	$—	$363,546,445

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $322,413,199.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$83,422,555
Depreciation	(42,289,309)
Net unrealized appreciation (depreciation) of investments	$41,133,246

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	43

Nuveen Tradewinds Japan Fund

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 104.1%

	COMMON STOCKS – 104.1%

	Automobiles – 1.5%

511	Toyota Motor Corporation, Sponsored ADR	$55,403

	Banks – 4.0%

6,000	Chiba Bank Limited	38,089

27,000	Sumitomo Mitsui Financial Group	111,185
	Total Banks	149,274

	Beverages – 2.4%

6,400	Kirin Holdings Company	88,580

	Building Products – 1.6%

2,300	LIXIL Group Corp	60,810

	Capital Markets – 1.0%

5,000	Daiwa Securities Group Inc.	37,414

	Chemicals – 2.6%

15,000	Chugoku Marine Paints Limited	95,515

	Commercial Services & Supplies – 7.2%

6,000	Dai Nippon Printing Co., Ltd.	54,111

4,200	Duskin Company Limited	77,562

1,400	Secom Company	80,561

8,000	Toppan Printing Company Limited	55,011
	Total Commercial Services & Supplies	267,245

	Construction & Engineering – 2.3%

13,000	Obayashi Corporation	83,797

	Containers & Packaging – 1.8%

4,600	Toyo Seikan Group Holdings	68,346

	Diversified Telecommunication Services – 2.7%

3,652	Nippon Telegraph and Telephone Corporation, ADR	101,672

	Electrical Equipment – 3.3%

1,800	Mabuchi Motor Company Limited	123,072

	Electronic Equipment & Instruments – 6.4%

2,937	FujiFilm Holdings Corporation, ADR, (2)	73,924

1,500	Kyocera Corporation	70,529

15,000	Sanshin Electronics Company Limited	94,048
	Total Electronic Equipment & Instruments	238,501

44	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 3.3%

3,100	Seven & I Holdings Co. Ltd.	$122,229

	Food Products – 3.6%

4,000	Nippon Meat Packers Inc.	69,291

1,300	Nissin Foods Holdings Company Limited	62,180
	Total Food Products	131,471

	Health Care Providers & Services – 1.6%

2,300	Tokai Corporation	58,425

	Household Durables – 4.7%

8,676	Panasonic Corporation, Sponsored ADR, (2)	94,915

6,700	Sekisui House, Ltd.	80,412
	Total Household Durables	175,327

	Insurance – 5.2%

5,100	MS&AD Insurance Group Holdings	114,237

3,100	NKSJ Holdings Inc.	77,292
	Total Insurance	191,529

	IT Services – 1.2%

2,100	TKC Corporation	42,499

	Leisure Equipment & Products – 2.5%

2,800	Fields Corporation	37,521

1,400	Sankyo Company Ltd	55,940
	Total Leisure Equipment & Products	93,461

	Machinery – 3.7%

9,000	Amada Company Limited	65,056

8,000	Japan Steel Works Limited	33,726

8,000	Organo Corporation	38,030
	Total Machinery	136,812

	Media – 3.5%

8,000	Hakuhodo DY Holdings Inc.	62,053

3,900	TV Asahi Holdings Corporation	67,941
	Total Media	129,994

	Oil, Gas & Consumable Fuels – 2.6%

18,200	JX Holdings Inc.	94,351

	Personal Products – 5.5%

2,200	KAO Corporation	82,784

6,800	Shiseido Company, Limited	121,320
	Total Personal Products	204,104

Nuveen Investments	45

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – 9.6%

6,000	Astellas Pharma Inc.	$66,729

4,500	Daiichi Sankyo Company Limited	75,400

2,400	Kissei Pharmaceuticals Company Limited	56,176

5,800	Mitsubishi Tanabe Pharma Corporation	79,425

2,700	Otsuka Holdings Company KK	77,724
	Total Pharmaceuticals	355,454

	Real Estate Management & Development – 1.4%

3,000	Daiwa House Industry Company Limited	50,560

	Road & Rail – 2.1%

500	East Japan Railway Company	36,450

1,000	West Japan Railway Company	40,524
	Total Road & Rail	76,974

	Semiconductors & Equipment – 2.7%

2,100	Rohm Company Limited	100,137

	Software – 1.4%

500	Nintendo Co., Ltd.	52,526

	Specialty Retail – 3.2%

2,500	Chiyoda Company Limited	59,373

3,300	Xebio Company Limited	60,877
	Total Specialty Retail	120,250

	Textiles, Apparel & Luxury Goods – 2.4%

9,000	Wacoal Holdings Corporation	88,649

	Trading Companies & Distributors – 2.6%

6,900	Mitsui & Company Limited	97,795

	Transportation Infrastructure – 1.5%

6,000	Kamigumi Company Limited	57,162

	Wireless Telecommunication Services – 3.0%

6,929	NTT DoCoMo Inc., ADR	110,725
	Total Long-Term Investments (cost $3,126,505)	3,860,063
	Other Assets Less Liabilities – (4.1)%	(153,631)
	Net Assets – 100%	$3,706,432

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

46	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,691,224	$168,839	$—	$3,860,063

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $3,367,033.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$768,771
Depreciation	(275,741)
Net unrealized appreciation (depreciation) of investments	$493,030

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	47

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014